UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Strategic Income Fund Fidelity® Strategic Income Fund : FADMX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 33	0.65%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.0
AAA - 0.9
AA - 2.3
A - 1.0
BBB - 6.1
BB - 13.0
B - 18.3
CCC,CC,C - 6.2
D - 0.0
Not Rated - 12.5
Equities - 9.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 44.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Germany - 5.4
Canada - 1.8
Mexico - 1.7
Australia - 1.4
United Kingdom - 1.1
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	3.6
iShares Broad USD High Yield Corporate Bond ETF	1.3
Australian Commonwealth	1.1
EchoStar Corp	0.8
NVIDIA Corp	0.8
X Corp	0.8
Turkish Republic	0.7
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916026.101    3082-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class Z : FIWDX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.0
AAA - 0.9
AA - 2.3
A - 1.0
BBB - 6.1
BB - 13.0
B - 18.3
CCC,CC,C - 6.2
D - 0.0
Not Rated - 12.5
Equities - 9.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 44.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Germany - 5.4
Canada - 1.8
Mexico - 1.7
Australia - 1.4
United Kingdom - 1.1
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	3.6
iShares Broad USD High Yield Corporate Bond ETF	1.3
Australian Commonwealth	1.1
EchoStar Corp	0.8
NVIDIA Corp	0.8
X Corp	0.8
Turkish Republic	0.7
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916027.101    3286-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class M : FSIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.0
AAA - 0.9
AA - 2.3
A - 1.0
BBB - 6.1
BB - 13.0
B - 18.3
CCC,CC,C - 6.2
D - 0.0
Not Rated - 12.5
Equities - 9.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 44.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Germany - 5.4
Canada - 1.8
Mexico - 1.7
Australia - 1.4
United Kingdom - 1.1
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	3.6
iShares Broad USD High Yield Corporate Bond ETF	1.3
Australian Commonwealth	1.1
EchoStar Corp	0.8
NVIDIA Corp	0.8
X Corp	0.8
Turkish Republic	0.7
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916029.101    638-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class I : FSRIX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.0
AAA - 0.9
AA - 2.3
A - 1.0
BBB - 6.1
BB - 13.0
B - 18.3
CCC,CC,C - 6.2
D - 0.0
Not Rated - 12.5
Equities - 9.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 44.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Germany - 5.4
Canada - 1.8
Mexico - 1.7
Australia - 1.4
United Kingdom - 1.1
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	3.6
iShares Broad USD High Yield Corporate Bond ETF	1.3
Australian Commonwealth	1.1
EchoStar Corp	0.8
NVIDIA Corp	0.8
X Corp	0.8
Turkish Republic	0.7
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916030.101    648-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class C : FSRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.0
AAA - 0.9
AA - 2.3
A - 1.0
BBB - 6.1
BB - 13.0
B - 18.3
CCC,CC,C - 6.2
D - 0.0
Not Rated - 12.5
Equities - 9.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 44.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Germany - 5.4
Canada - 1.8
Mexico - 1.7
Australia - 1.4
United Kingdom - 1.1
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	3.6
iShares Broad USD High Yield Corporate Bond ETF	1.3
Australian Commonwealth	1.1
EchoStar Corp	0.8
NVIDIA Corp	0.8
X Corp	0.8
Turkish Republic	0.7
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916028.101    523-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class A : FSTAX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.94%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.0
AAA - 0.9
AA - 2.3
A - 1.0
BBB - 6.1
BB - 13.0
B - 18.3
CCC,CC,C - 6.2
D - 0.0
Not Rated - 12.5
Equities - 9.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 44.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.3
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.5
Germany - 5.4
Canada - 1.8
Mexico - 1.7
Australia - 1.4
United Kingdom - 1.1
Brazil - 1.1
Saudi Arabia - 1.0
United Arab Emirates - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
German Federal Republic	5.4
US Treasury Bonds	4.8
Freddie Mac Multifamily Structured pass-thru certificates	3.6
iShares Broad USD High Yield Corporate Bond ETF	1.3
Australian Commonwealth	1.1
EchoStar Corp	0.8
NVIDIA Corp	0.8
X Corp	0.8
Turkish Republic	0.7
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916025.101    260-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Strategic Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.9695% 10/20/2037 (b)(c)(d)	324,000	327,370
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (b)(c)(d)	836,000	844,230
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.0605% 1/16/2037 (b)(c)(d)	250,000	250,183
TOTAL BAILIWICK OF JERSEY		1,421,783
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.7561% 4/15/2037 (b)(c)(d)	538,000	544,914
Apidos Ln Fd 2024-1 Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 4/25/2035 (b)(c)(d)	153,000	152,834
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	498,000	498,008
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6768% 7/24/2038 (b)(c)(d)	798,000	821,093
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	488,000	479,085
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (b)(c)(d)	668,000	667,641
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	716,000	716,356
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	393,000	395,157
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	658,000	660,833
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	468,000	471,395
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6195% 10/20/2037 (b)(c)(d)	178,000	179,864
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	1,091,000	1,111,281
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	410,000	410,437
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	2,231,000	2,246,976
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	1,262,000	1,265,723
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (b)(c)(d)	460,000	461,413
Flatiron Clo 19 Ltd Series 2025-1A Class ER2, CME Term SOFR 3 month Index + 5.9%, 10.2252% 11/16/2034 (b)(c)(d)	305,000	300,433
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	707,000	714,287
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 7/20/2037 (b)(c)(d)(e)	218,000	218,301
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (b)(e)	308,000	308,425
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (b)(c)(d)	395,000	399,514
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	519,000	519,715
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (b)(c)(d)	464,000	468,389
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (b)(c)(d)	553,000	548,569
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	876,000	883,833
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	319,000	319,828
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (b)(c)(d)(e)	738,000	738,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	1,085,000	1,074,899
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (b)(c)(d)	274,000	272,869
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	826,000	838,986
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		18,689,058
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5195% 4/20/2034 (b)(c)(d)	357,000	353,130
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (b)	325,000	326,977
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	375,000	375,428
TOTAL UNITED STATES		1,055,535
TOTAL ASSET-BACKED SECURITIES (Cost $21,034,985)		21,166,376

Bank Loan Obligations - 4.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (c)(d)(f)	2,674,275	2,645,018
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (c)(d)(f)(g)	4,140,000	4,124,475
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (c)(d)(f)	9,096,794	8,219,954
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (c)(d)(f)	766,000	701,518
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (c)(d)(f)	9,362,922	9,320,039
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (c)(d)(f)	5,233,750	4,932,809
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8268% 9/27/2029 (c)(d)(f)	5,194,312	4,921,610
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (c)(d)(f)	19,391,518	19,453,766
TOTAL UNITED KINGDOM		24,375,376
UNITED STATES - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (c)(d)(f)	4,472,013	3,116,457
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 12/24/2025 (c)(d)(f)(h)	127,095	130,273
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (c)(f)	1,167,711	1,199,823
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 7/31/2025 (c)(d)(f)	124,051	118,468
		4,565,021
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (c)(d)(f)	344,350	341,481
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (c)(d)(f)	3,463,650	3,338,093
		3,679,574
TOTAL COMMUNICATION SERVICES		8,244,595

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (c)(d)(f)	1,240,641	1,235,988
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (c)(d)(f)	2,872,013	2,863,942
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (c)(d)(f)	1,534,584	1,514,880
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(f)	15,316,373	13,401,826
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3215% 5/15/2028 (c)(d)(f)	11,267,527	11,258,175
		24,660,001
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 10/18/2028 (c)(d)(f)	5,518,544	5,513,357
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (c)(d)(f)	12,910,249	12,887,656
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (c)(d)(f)	3,889,218	3,737,538
		22,138,551
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (c)(d)(f)	2,004,850	2,011,827
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (c)(d)(f)	1,296,750	1,247,577
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (c)(d)(f)	51,345,920	47,815,889
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (c)(d)(f)	943,228	938,398
		52,013,691
TOTAL CONSUMER DISCRETIONARY		104,427,053

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6456% 1/24/2029 (c)(d)(f)	817,186	648,298
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (c)(d)(f)	530,287	524,719
		1,173,017
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (c)(d)(f)	930,618	932,376
TOTAL CONSUMER STAPLES		2,105,393

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (c)(d)(f)	943,335	941,759
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (c)(d)(f)	783,038	784,831
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(h)(i)	1,476,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(f)(g)(h)(i)	3,422,531	0
		1,726,590
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (c)(d)(f)	5,162,962	5,181,703
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/15/2031 (c)(d)(f)	10,422,625	10,397,923
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (c)(d)(f)	753,113	753,113
		16,332,739
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2032 (c)(d)(f)(g)	6,340,000	6,308,300
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (c)(d)(f)(g)	590,000	591,770
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (c)(d)(f)	12,290,000	12,272,057
		19,172,127
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/5/2032 (c)(d)(f)	7,446,371	7,437,064
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (c)(d)(f)	5,118,151	5,099,879
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 5/31/2032 (c)(d)(f)	1,685,000	1,689,634
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0715% 9/19/2031 (c)(d)(f)	15,361,560	15,363,250
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 5/6/2032 (c)(d)(f)	5,810,526	5,872,292
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (c)(d)(f)	967,621	967,418
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (c)(d)(f)	1,770,188	1,775,091
		38,204,628
TOTAL FINANCIALS		73,709,494

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (c)(d)(f)(g)	1,460,000	1,460,920
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (c)(d)(f)	9,903,510	9,908,362
		11,369,282
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (c)(d)(f)	3,102,156	3,101,939
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (c)(d)(f)	13,320,916	13,300,135
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 5/1/2031 (c)(d)(f)	15,558,653	15,471,214
		28,771,349
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (c)(d)(f)	7,930,000	7,631,356
TOTAL HEALTH CARE		50,873,926

Industrials - 0.4%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (c)(d)(f)	4,406,700	4,412,605
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/28/2031 (c)(d)(f)	331,650	332,045
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/13/2032 (c)(d)(f)	8,209,425	8,185,454
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (c)(d)(f)	8,190,728	8,179,834
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (c)(d)(f)	2,740,313	2,285,037
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (c)(d)(f)	13,845,303	11,533,137
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (c)(d)(f)	1,332,601	1,334,267
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (c)(d)(f)	1,366,750	1,367,105
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (c)(d)(f)	7,232,400	6,822,974
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 12/10/2026 (c)(d)(f)	2,889,172	2,903,618
		42,611,426
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (c)(d)(f)(g)	900,000	904,500
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (c)(d)(f)	2,607,000	2,562,029
		3,466,529
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5799% 5/28/2032 (c)(d)(f)	575,000	578,162
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (c)(d)(f)	642,380	645,515
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (c)(d)(f)	990,304	990,720
		2,214,397
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (c)(d)(f)	2,388,742	2,382,770
TOTAL INDUSTRIALS		55,419,772

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (c)(d)(f)	960,051	959,081
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (c)(d)(f)	1,260,475	1,261,875
		2,220,956
IT Services - 0.6%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 2/16/2028 (c)(d)(f)	371,376	371,468
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(f)	2,034,721	1,637,951
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (c)(d)(f)	2,448,863	2,457,287
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	60,940,000	59,213,570
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (c)(d)(f)	26,389,668	25,754,733
		89,435,009
Software - 1.3%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/23/2032 (c)(d)(f)	95,000	97,209
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (c)(d)(f)	5,118,429	5,137,623
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 3/26/2032 (c)(d)(f)	12,375,000	12,419,179
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (c)(d)(f)	7,899,713	7,932,655
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3158% 3/1/2029 (c)(d)(f)	13,956,123	13,534,509
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (c)(d)(f)	4,908,625	4,600,314
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (c)(d)(f)	12,656,400	12,165,965
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (c)(d)(f)	9,803,063	9,542,987
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (c)(d)(f)	6,030,645	6,056,637
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (c)(d)(f)	37,207,378	37,211,471
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (c)(d)(f)	2,988,563	2,965,550
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 2/10/2031 (c)(d)(f)	30,980,584	31,089,636
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (c)(d)(f)	15,944,733	16,004,525
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	13,800,000	13,843,194
		172,601,454
TOTAL INFORMATION TECHNOLOGY		264,257,419

Materials - 0.4%
Chemicals - 0.3%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (c)(d)(f)	27,052,503	26,993,258
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (c)(d)(f)	3,803,353	3,670,236
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (c)(d)(f)	6,563,400	6,566,156
		37,229,650
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (c)(d)(f)	27,498,819	27,432,546
TOTAL MATERIALS		64,662,196

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 5/17/2030 (c)(d)(f)	238,501	238,761
TOTAL UNITED STATES		625,665,199
TOTAL BANK LOAN OBLIGATIONS (Cost $691,490,468)		679,984,388

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,295,537	1,077,931
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,376,785	1,145,532
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,120,694	988,163
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,794,100	1,554,441
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,769,796	1,624,304
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	7,075,972	6,733,209
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,005,472	918,370
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	14,155,806	12,405,813
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,307,551	1,141,317
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,977,777	1,694,595
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,505,652	2,300,407
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7552% 11/25/2053 (c)(d)	7,961,627	8,015,551
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	6,527,453	6,516,719
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 9/25/2054 (c)(d)	3,231,730	3,230,194
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 2/25/2055 (c)(d)	5,236,178	5,238,360
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 9/25/2054 (c)(d)	5,266,662	5,265,057
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	6,684,439	6,680,242
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	2,871,464	2,871,185
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,037,792	906,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,918,331	1,730,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LB, 3% 11/25/2040	3,257,624	2,938,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	4,137,902	3,436,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,525,247	5,672,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,296,102	1,158,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,393,525	1,213,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,326,730	1,185,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,525,282	1,307,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,006,589	900,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,761,021	4,285,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	5,746,484	5,568,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,046,784	1,952,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,782,653	2,648,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,314,133	3,208,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 8/25/2053 (c)(d)	4,882,235	4,859,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	3,519,687	3,516,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	9,148,454	9,129,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	2,705,637	2,691,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5552% 10/25/2054 (c)(d)	4,997,019	5,000,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	4,167,002	4,165,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 4/25/2055 (c)(d)	4,029,316	4,014,181
TOTAL UNITED STATES		140,893,202
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,243,865)		140,893,202

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,292,222	1,288,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	5,602,783	5,585,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	15,549,653	15,481,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	24,473,581	24,330,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	31,410,691	31,166,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,638,456	1,620,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	19,079,349	18,832,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	46,827,000	46,094,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	17,129,840	16,839,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	22,360,000	21,946,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,500,000	2,465,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	36,420,000	35,947,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	61,580,465	60,852,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,800,000	1,778,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	19,900,000	19,583,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	10,961,222	10,925,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	14,902,289	14,795,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	12,524,756	12,362,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,764,551	7,613,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	30,500,000	29,863,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	55,962,847	53,073,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8616% 4/25/2029 (c)(d)	21,188,420	21,144,385
TOTAL UNITED STATES		453,593,860
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $452,313,490)		453,593,860

Common Stocks - 7.3%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (j)	72,000	8,304,256
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	1,989,000	30,968,796
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	2,302,872
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (j)	133,400	423,545
Studio City International Holdings Ltd ADR (b)(j)	121,177	384,737

TOTAL HONG KONG		808,282
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (h)(j)	151,792	1
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	8,500	6,811,815
NXP Semiconductors NV	19,800	4,326,102

TOTAL NETHERLANDS		11,137,917
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	49,700	11,256,553
UNITED STATES - 6.8%
Communication Services - 0.7%
Interactive Media & Services - 0.6%
Alphabet Inc Class A	65,400	11,525,442
Meta Platforms Inc Class A	89,200	65,837,628
Pinterest Inc Class A (j)	303,300	10,876,338
		88,239,408
Media - 0.1%
EchoStar Corp (k)	205,059	5,680,134
EchoStar Corp Class A (j)(l)	338,100	9,365,370
iHeartMedia Inc Class A (j)	26	46
		15,045,550
TOTAL COMMUNICATION SERVICES		103,284,958

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
UC Holdings Inc (h)(j)	560,355	5
Broadline Retail - 0.1%
Amazon.com Inc (j)	95,100	20,863,989
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	58,500	7,741,890
Booking Holdings Inc	2,200	12,736,328
Boyd Gaming Corp	123,800	9,684,874
New Cotai LLC / New Cotai Capital Corp (h)(j)(k)	2,242,893	471,008
		30,634,100
Household Durables - 0.1%
TopBuild Corp (j)	58,100	18,809,294
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	9,930,062
Williams-Sonoma Inc	48,000	7,841,760
		17,771,822
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (j)	50,200	5,084,256
TOTAL CONSUMER DISCRETIONARY		93,163,466

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)	104,700	4,857,033
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (h)(j)	584,047	22,883
US Foods Holding Corp (j)	85,100	6,553,551
		6,576,434
TOTAL CONSUMER STAPLES		11,433,467

Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (h)(j)	135,187	1
Superior Energy Services Inc Class A (h)(j)	66,115	3,782,439
		3,782,440
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	10,789	492,734
Canvas Energy Inc Series B warrants 10/1/2025 (h)(j)	289	0
Energy Transfer LP	360,500	6,535,865
EP Energy Corp (h)(j)	611,545	941,779
Expand Energy Corp	550	64,317
Expand Energy Corp warrants 2/9/2026 (j)	1,040	108,566
Mesquite Energy Inc (h)(j)	185,122	37,202,065
Unit Corp	28,630	747,529
		46,092,855
TOTAL ENERGY		49,875,295

Financials - 1.0%
Capital Markets - 0.1%
Ares Management Corp Class A	41,400	7,170,480
Blue Owl Capital Inc Class A	313,500	6,022,335
Moody's Corp	14,800	7,423,532
		20,616,347
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	17,048,700
Financial Services - 0.6%
Apollo Global Management Inc	189,500	26,884,365
Block Inc Class A (j)	143,100	9,720,783
Carnelian Point Holdings LP warrants 6/30/2027 (h)(j)	544	1,588
Mastercard Inc Class A	27,600	15,509,544
Visa Inc Class A	82,700	29,362,635
		81,478,915
Insurance - 0.2%
Arthur J Gallagher & Co	81,300	26,025,756
TOTAL FINANCIALS		145,169,718

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (h)(j)	4,969	19,031
DaVita Inc (j)	26,200	3,732,190
Tenet Healthcare Corp (j)	36,700	6,459,200
		10,210,421
Industrials - 1.3%
Building Products - 0.2%
Carlisle Cos Inc	35,200	13,143,680
Trane Technologies PLC	33,500	14,653,235
		27,796,915
Construction & Engineering - 0.6%
Comfort Systems USA Inc	73,100	39,196,951
EMCOR Group Inc	45,200	24,177,028
IES Holdings Inc (j)	26,900	7,968,587
WillScot Holdings Corp	267,000	7,315,800
		78,658,366
Electrical Equipment - 0.4%
Eaton Corp PLC	60,500	21,597,895
NEXTracker Inc Class A (j)	177,900	9,672,423
nVent Electric PLC	114,000	8,350,500
Vertiv Holdings Co Class A	187,600	24,089,716
		63,710,534
Machinery - 0.1%
Allison Transmission Holdings Inc	45,800	4,350,542
Deere & Co	6,700	3,406,883
Parker-Hannifin Corp	20,300	14,178,941
		21,936,366
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	150,692	751,953
Spirit Aviation Holdings Inc	32,618	162,764
		914,717
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (h)(j)	15,403	0
TOTAL INDUSTRIALS		193,016,898

Information Technology - 1.9%
Communications Equipment - 0.1%
Arista Networks Inc	136,800	13,996,008
IT Services - 0.0%
GTT Communications Inc (h)(j)	51,638	2,102,183
Semiconductors & Semiconductor Equipment - 1.1%
KLA Corp	18,700	16,750,338
Lam Research Corp	164,000	15,963,760
Marvell Technology Inc	86,600	6,702,840
Micron Technology Inc	48,900	6,026,925
NVIDIA Corp	626,000	98,901,741
ON Semiconductor Corp (j)	247,091	12,950,039
		157,295,643
Software - 0.7%
Adobe Inc (j)	28,564	11,050,840
Autodesk Inc (j)	21,700	6,717,669
Gen Digital Inc	197,900	5,818,260
Microsoft Corp	60,500	30,093,306
Monday.com Ltd (j)	53,900	16,950,472
Oracle Corp	73,000	15,959,990
Salesforce Inc	37,200	10,144,068
		96,734,605
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	54,700	6,706,220
TOTAL INFORMATION TECHNOLOGY		276,834,659

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The (l)	293,779	3,363,770
Construction Materials - 0.2%
Eagle Materials Inc	48,600	9,822,546
James Hardie Industries PLC Class Common ADR (j)	389,200	10,465,588
Martin Marietta Materials Inc	10,000	5,489,600
		25,777,734
Containers & Packaging - 0.0%
Graphic Packaging Holding CO	332,500	7,005,775
Metals & Mining - 0.0%
Elah Holdings Inc (h)(j)	517	8,272
TOTAL MATERIALS		36,155,551

Utilities - 0.6%
Electric Utilities - 0.2%
Constellation Energy Corp	78,800	25,433,488
Portland General Electric Co	13,962	567,276
		26,000,764
Independent Power and Renewable Electricity Producers - 0.4%
PureWest Energy LLC (h)(j)	10,774	2,422
Vistra Corp	287,300	55,681,613
		55,684,035
TOTAL UTILITIES		81,684,799

TOTAL UNITED STATES		1,000,829,232
TOTAL COMMON STOCKS (Cost $661,287,870)		1,065,607,909

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	18,687,421	22,004,438
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (h)	2,970,517	3,004,381
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	3,680,000	4,804,240
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	51,247,000	12,683,633
TOTAL UNITED STATES		42,496,692
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $59,068,252)		42,496,692

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (h) (Cost $55,065,084)	2,286,756	56,048,390

Fixed-Income Funds - 23.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (m)	278,909,876	2,284,271,885
Fidelity Floating Rate Central Fund (m)	9,878,239	952,262,222
iShares Broad USD High Yield Corporate Bond ETF	5,013,200	188,045,132
TOTAL FIXED-INCOME FUNDS (Cost $3,724,676,433)		3,424,579,239

Foreign Government and Government Agency Obligations - 8.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Australian Commonwealth 1% 12/21/2030 (n)	AUD	200,000,000	114,991,968
Australian Commonwealth 3.5% 12/21/2034 (n)	AUD	70,000,000	43,858,194
TOTAL AUSTRALIA			158,850,162
CANADA - 0.5%
Canadian Government 3.25% 6/1/2035	CAD	100,000,000	73,229,587
GERMANY - 5.4%
German Federal Republic 2.4% 10/19/2028 (n)	EUR	25,900,000	30,915,619
German Federal Republic 2.4% 4/18/2030 (n)	EUR	307,000,000	365,513,930
German Federal Republic 2.5% 10/11/2029 (n)	EUR	3,620,000	4,332,683
German Federal Republic 2.5% 2/15/2035 (n)	EUR	63,560,000	74,260,366
German Federal Republic 2.7% 9/17/2026 (n)	EUR	198,000,000	235,575,770
German Federal Republic 3.1% 12/12/2025 (n)	EUR	63,150,000	74,789,235
TOTAL GERMANY			785,387,603
JAPAN - 0.5%
Japan Government 0.7% 12/20/2048	JPY	15,500,000,000	72,881,914
SPAIN - 0.4%
Spanish Kingdom 3.15% 4/30/2035 (b)(n)	EUR	56,024,000	65,896,460
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (n)	CHF	30,000,000	47,112,231
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/30/2026 (n)	GBP	15,130,000	20,398,313
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (n)	GBP	50,000	31,831
TOTAL UNITED KINGDOM			20,430,144
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,144,273,698)			1,223,788,101

Non-Convertible Corporate Bonds - 22.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		4,420,000	4,130,054
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		5,450,000	5,384,498
Mineral Resources Ltd 8% 11/1/2027 (b)		5,070,000	5,093,625
Mineral Resources Ltd 8.125% 5/1/2027 (b)		11,295,000	11,288,996
Mineral Resources Ltd 8.5% 5/1/2030 (b)		8,767,000	8,723,629
Mineral Resources Ltd 9.25% 10/1/2028 (b)		9,448,000	9,669,159

TOTAL AUSTRALIA			44,289,961
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		9,200,000	9,101,496
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)		4,180,000	4,159,100
CANADA - 1.1%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)		7,325,000	7,328,699
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		5,685,000	5,537,523
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		23,490,000	21,889,593
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		6,265,000	6,143,775
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		5,640,000	5,658,770
			39,229,661
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		4,370,000	3,900,628
TOTAL CONSUMER DISCRETIONARY			43,130,289

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		5,190,000	4,712,948
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.5% 10/1/2029 (b)		4,420,000	4,248,880
Parkland Corp 4.625% 5/1/2030 (b)		5,540,000	5,304,890
Parkland Corp 6.625% 8/15/2032 (b)		2,605,000	2,662,520
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(c)		18,544,000	19,132,717
Teine Energy Ltd 6.875% 4/15/2029 (b)		4,420,000	4,395,661
			35,744,668
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		1,645,000	1,753,253
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		2,815,000	2,831,948
Bombardier Inc 7.125% 6/15/2026 (b)		1,458,000	1,461,052
Bombardier Inc 7.25% 7/1/2031 (b)		2,610,000	2,739,717
Bombardier Inc 7.875% 4/15/2027 (b)		1,197,000	1,203,913
Bombardier Inc 8.75% 11/15/2030 (b)		4,055,000	4,389,858
			12,626,488
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		4,630,000	4,427,215
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		4,230,000	4,187,273
TOTAL INDUSTRIALS			21,240,976

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		5,000,000	5,176,535
Open Text Holdings Inc 4.125% 12/1/2031 (b)		2,490,000	2,292,571
Open Text Holdings Inc 4.125% 2/15/2030 (b)		3,220,000	3,043,271
			10,512,377
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		3,635,000	3,839,087
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		3,310,000	3,281,669
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		2,570,000	2,570,000
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)		4,165,000	4,260,340
			10,112,009
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,600,000	3,577,622
TOTAL MATERIALS			17,528,718

TOTAL CANADA			141,951,928
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		3,310,000	2,517,023
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (b)		1,265,000	1,045,206
Altice France SA 5.125% 7/15/2029 (b)		42,745,000	35,329,811
Altice France SA 5.5% 1/15/2028 (b)		9,830,000	8,272,830
Altice France SA 5.5% 10/15/2029 (b)		30,015,000	24,879,884
			69,527,731
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		5,325,000	5,581,478
TOTAL FRANCE			75,109,209
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		1,040,000	946,659
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,240,000	4,030,449
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (b)		2,230,000	2,210,432
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,681,000	1,677,775
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,790,987

TOTAL ISRAEL			4,468,762
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		8,025,000	6,037,158
Altice Financing SA 5.75% 8/15/2029 (b)		11,895,000	8,685,497
			14,722,655
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,780,000	5,576,795
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		3,900,000	4,004,122
			9,580,917
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (h)		1,517,920	0
TOTAL LUXEMBOURG			24,303,572
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		3,255,000	2,976,047
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		3,627,744	3,310,316
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		1,260,971	1,112,807

TOTAL MEXICO			4,423,123
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		11,130,000	9,901,342
Ziggo BV 4.875% 1/15/2030 (b)		4,805,000	4,487,983

TOTAL NETHERLANDS			14,389,325
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,560,000	5,662,821
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		2,795,000	2,686,909
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		3,735,000	3,570,338
TOTAL SPAIN			6,257,247
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		4,240,000	4,158,748
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		4,225,000	4,233,323
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		9,930,000	9,186,562
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		1,805,000	1,884,337
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		2,760,000	2,920,947
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		4,100,000	4,288,518
			9,093,802
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		3,860,000	3,863,088
TOTAL CONSUMER DISCRETIONARY			12,956,890

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (b)		54,325,000	59,965,120
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		2,995,000	2,847,448
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		6,560,000	6,732,725
TOTAL UNITED KINGDOM			91,688,745
UNITED STATES - 19.1%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		11,730,000	11,725,062
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		6,300,000	6,302,387
Qwest Corp 7.25% 9/15/2025		955,000	956,194
			18,983,643
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (b)		4,175,000	3,938,578
Interactive Media & Services - 0.1%
Alphabet Inc 4% 5/6/2054	EUR	6,618,000	7,666,404
Media - 1.2%
DISH Network Corp 11.75% 11/15/2027 (b)		27,490,000	28,337,407
EchoStar Corp 10.75% 11/30/2029		68,356,699	70,311,701
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		21,074,568	19,233,290
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		1,655,000	1,440,727
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		5,645,000	5,016,510
Sirius XM Radio LLC 4% 7/15/2028 (b)		4,890,000	4,696,471
Sirius XM Radio LLC 5% 8/1/2027 (b)		4,610,000	4,570,509
Univision Communications Inc 4.5% 5/1/2029 (b)		5,760,000	5,237,002
Univision Communications Inc 7.375% 6/30/2030 (b)		22,095,000	21,713,532
Univision Communications Inc 8.5% 7/31/2031 (b)		18,175,000	18,195,132
			178,752,281
TOTAL COMMUNICATION SERVICES			209,340,906

Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		2,805,000	2,890,718
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		5,595,000	5,743,005
Dana Inc 4.5% 2/15/2032		4,150,000	4,056,659
Hertz Corp/The 12.625% 7/15/2029 (b)		1,245,000	1,301,969
Hertz Corp/The 5.5% (i)(o)		6,540,000	457,800
Hertz Corp/The 6% (i)(o)		5,785,000	1,301,625
Hertz Corp/The 6.25% (i)(o)		6,775,000	575,875
Hertz Corp/The 7.125% (i)(o)		6,315,000	1,420,875
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		7,155,000	6,971,043
			24,719,569
Broadline Retail - 0.0%
ANGI Group LLC 3.875% 8/15/2028 (b)		3,385,000	3,155,956
Wayfair LLC 7.25% 10/31/2029 (b)		5,635,000	5,637,524
			8,793,480
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		2,790,000	2,989,840
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		4,235,000	4,200,244
Service Corp International/US 4% 5/15/2031		5,750,000	5,380,155
TKC Holdings Inc 6.875% 5/15/2028 (b)		9,328,000	9,270,385
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		4,750,000	4,732,883
			23,583,667
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		2,720,000	2,518,052
Boyd Gaming Corp 4.75% 6/15/2031 (b)		7,140,000	6,843,306
Carnival Corp 4% 8/1/2028 (b)		26,560,000	25,995,601
Carnival Corp 5.875% 6/15/2031 (b)		4,135,000	4,212,531
Carnival Corp 7% 8/15/2029 (b)		2,830,000	2,981,280
Churchill Downs Inc 5.75% 4/1/2030 (b)		6,975,000	6,997,731
Churchill Downs Inc 6.75% 5/1/2031 (b)		5,595,000	5,750,664
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		11,750,000	11,254,345
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		15,885,000	14,658,702
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		3,350,000	3,211,357
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		5,020,000	4,719,927
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	10,975,422
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,204,140
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		3,955,000	3,806,688
Light & Wonder International Inc 7.5% 9/1/2031 (b)		2,745,000	2,872,401
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,659,150
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		7,610,000	7,855,103
NCL Corp Ltd 5.875% 2/15/2027 (b)		5,580,000	5,603,646
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		2,545,000	2,632,388
Papa John's International Inc 3.875% 9/15/2029 (b)		2,555,000	2,481,001
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		5,095,000	2,916,888
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		1,015,000	555,712
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		4,165,000	4,189,620
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		5,295,000	5,442,625
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		5,630,000	5,502,691
Station Casinos LLC 4.625% 12/1/2031 (b)		4,155,000	3,892,128
VOC Escrow Ltd 5% 2/15/2028 (b)		10,470,000	10,417,112
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,685,170
			175,835,381
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		4,105,000	3,903,630
LGI Homes Inc 8.75% 12/15/2028 (b)		2,680,000	2,785,964
Newell Brands Inc 6.375% 5/15/2030		2,750,000	2,673,427
Newell Brands Inc 6.625% 9/15/2029		3,020,000	2,989,402
Newell Brands Inc 8.5% 6/1/2028 (b)		3,470,000	3,644,232
Somnigroup International Inc 3.875% 10/15/2031 (b)		7,360,000	6,691,446
Somnigroup International Inc 4% 4/15/2029 (b)		7,905,000	7,557,781
TopBuild Corp 3.625% 3/15/2029 (b)		3,030,000	2,866,328
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,792,163
			41,904,373
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,959,832
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		4,555,000	4,397,796
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,917,092
Asbury Automotive Group Inc 5% 2/15/2032 (b)		4,915,000	4,676,468
Bath & Body Works Inc 6.625% 10/1/2030 (b)		6,650,000	6,853,816
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	9,067,840
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,160,126
LBM Acquisition LLC 6.25% 1/15/2029 (b)		8,415,000	7,300,013
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		3,345,000	3,556,347
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		5,700,000	5,558,351
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		4,135,000	4,018,154
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		5,325,000	5,596,197
			60,062,032
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		2,820,000	2,539,442
Crocs Inc 4.25% 3/15/2029 (b)		4,325,000	4,126,004
Kontoor Brands Inc 4.125% 11/15/2029 (b)		2,420,000	2,274,102
			8,939,548
TOTAL CONSUMER DISCRETIONARY			346,827,890

Consumer Staples - 1.0%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		3,135,000	3,156,853
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		5,285,000	5,006,902
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		13,797,000	13,710,257
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		23,423,000	23,025,173
C&S Group Enterprises LLC 5% 12/15/2028 (b)		5,155,000	4,654,530
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		14,850,000	15,379,447
Performance Food Group Inc 4.25% 8/1/2029 (b)		3,955,000	3,813,604
Performance Food Group Inc 5.5% 10/15/2027 (b)		5,345,000	5,333,827
US Foods Inc 7.25% 1/15/2032 (b)		2,735,000	2,880,075
			73,803,815
Food Products - 0.4%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		3,790,000	3,719,847
Darling Ingredients Inc 6% 6/15/2030 (b)		6,615,000	6,702,344
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		5,015,000	5,321,944
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		3,185,000	3,360,710
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		5,575,000	5,316,299
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		2,790,000	2,612,834
Post Holdings Inc 4.5% 9/15/2031 (b)		12,110,000	11,240,615
Post Holdings Inc 4.625% 4/15/2030 (b)		6,415,000	6,166,317
Post Holdings Inc 5.5% 12/15/2029 (b)		11,940,000	11,885,251
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		4,295,000	4,055,224
			60,381,385
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		1,025,000	822,192
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		6,925,000	7,211,342
TOTAL CONSUMER STAPLES			145,375,587

Energy - 3.0%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		2,735,000	2,847,783
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,390,000	5,160,943
Nabors Industries Ltd 7.5% 1/15/2028 (b)		5,660,000	5,049,456
Noble Finance II LLC 8% 4/15/2030 (b)		2,805,000	2,856,115
Nustar Logistics LP 6% 6/1/2026		7,285,000	7,312,640
Transocean Inc 8% 2/1/2027 (b)		3,591,000	3,537,562
Transocean Inc 8.25% 5/15/2029 (b)		1,955,000	1,807,282
Transocean Inc 8.5% 5/15/2031 (b)		1,955,000	1,745,126
Transocean Inc 8.75% 2/15/2030 (b)		8,944,000	9,197,509
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		5,261,190	5,344,119
Valaris Ltd 8.375% 4/30/2030 (b)		2,745,000	2,816,299
			47,674,834
Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,305,000	4,272,653
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		10,640,000	10,622,028
California Resources Corp 8.25% 6/15/2029 (b)		2,595,000	2,663,708
Chesapeake Energy Corp 7% (h)(i)		3,985,000	0
Chesapeake Energy Corp 8% (h)(i)		1,955,000	0
Chesapeake Energy Corp 8% (h)(i)		1,240,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		4,665,000	4,662,752
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		12,030,000	12,512,993
Civitas Resources Inc 8.625% 11/1/2030 (b)		5,415,000	5,497,514
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		2,970,000	2,805,383
CNX Resources Corp 6% 1/15/2029 (b)		3,200,000	3,212,874
CNX Resources Corp 7.375% 1/15/2031 (b)		2,885,000	3,009,332
Comstock Resources Inc 5.875% 1/15/2030 (b)		15,170,000	14,734,914
Comstock Resources Inc 6.75% 3/1/2029 (b)		8,110,000	8,128,158
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		12,715,000	12,561,100
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		7,110,000	7,714,976
CVR Energy Inc 5.75% 2/15/2028 (b)		24,505,000	23,463,675
CVR Energy Inc 8.5% 1/15/2029 (b)		18,735,000	18,742,344
DT Midstream Inc 4.125% 6/15/2029 (b)		4,285,000	4,138,562
DT Midstream Inc 4.375% 6/15/2031 (b)		4,285,000	4,103,250
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,272,676
Expand Energy Corp 5.375% 3/15/2030		5,630,000	5,645,788
Expand Energy Corp 5.875% 2/1/2029 (b)		3,115,000	3,127,525
Expand Energy Corp 6.75% 4/15/2029 (b)		4,415,000	4,467,852
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		2,395,000	2,428,563
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		3,315,000	3,486,326
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		4,590,000	4,413,160
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		6,600,000	6,553,699
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		2,775,000	2,787,293
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,351,275
HF Sinclair Corp 6.375% 4/15/2027		1,624,000	1,634,141
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		7,130,000	7,146,520
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		6,965,000	7,312,145
Kinetik Holdings LP 5.875% 6/15/2030 (b)		4,180,000	4,215,446
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		2,605,000	2,533,714
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	4,082,393
Murphy Oil USA Inc 5.625% 5/1/2027		3,665,000	3,665,788
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		1,800,000	1,790,852
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		2,715,000	2,739,125
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,510,000	5,678,028
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,585,975
ONEOK Inc 6.5% 9/1/2030 (b)		8,635,000	9,225,209
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		15,760,000	15,071,908
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		11,525,000	10,346,984
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		6,695,000	6,511,933
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		4,055,000	4,070,206
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		6,775,000	7,093,897
SM Energy Co 6.625% 1/15/2027		12,830,000	12,840,970
SM Energy Co 6.75% 9/15/2026		3,175,000	3,176,498
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,336,333
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,353,911
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		2,735,000	2,821,847
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		280,000	278,355
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		2,815,000	2,814,413
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		5,355,000	5,225,655
Talos Production Inc 9% 2/1/2029 (b)		2,345,000	2,400,961
Talos Production Inc 9.375% 2/1/2031 (b)		2,660,000	2,715,753
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,294,103
Unit Corp 0% 12/1/2029 (Escrow) (h)		1,660,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		3,525,000	3,323,121
Venture Global Calcasieu 4.125% 8/15/2031 (b)		3,525,000	3,262,712
Venture Global Calcasieu 6.25% 1/15/2030 (b)		11,160,000	11,510,146
Venture Global Plaquemines LNG LLC 0% 1/15/2034 (b)		8,275,000	8,275,000
Venture Global Plaquemines LNG LLC 0% 1/15/2036 (b)		8,275,000	8,275,000
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		6,025,000	6,451,709
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		6,155,000	6,662,307
			385,103,431
TOTAL ENERGY			432,778,265

Financials - 2.3%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		4,720,000	4,707,484
AssuredPartners Inc 7.5% 2/15/2032 (b)		2,650,000	2,839,536
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		7,265,000	7,179,705
Coinbase Global Inc 3.375% 10/1/2028 (b)		13,780,000	12,918,751
Coinbase Global Inc 3.625% 10/1/2031 (b)		8,370,000	7,453,160
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,870,000	2,860,288
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		3,985,000	3,865,818
MSCI Inc 4% 11/15/2029 (b)		1,920,000	1,857,955
			43,682,697
Consumer Finance - 0.7%
Ally Financial Inc 8% 11/1/2031		51,348,000	58,465,865
Ally Financial Inc 8% 11/1/2031		16,761,000	18,943,865
OneMain Finance Corp 4% 9/15/2030		3,340,000	3,081,930
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,469,070
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,559,278
OneMain Finance Corp 7.125% 3/15/2026		11,472,000	11,641,786
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,842,373
			105,004,167
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		5,745,000	5,269,706
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		2,765,000	2,339,080
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		3,385,000	3,351,232
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,358,684
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		18,665,000	18,085,099
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		5,778,000	5,736,938
James Hardie International Finance DAC 5% 1/15/2028 (b)		5,270,000	5,243,880
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,725,054
NCR Atleos Corp 9.5% 4/1/2029 (b)		4,090,000	4,480,035
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		2,305,000	2,393,902
			56,983,610
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		4,230,000	4,112,360
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		3,145,000	3,189,574
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		2,605,000	2,691,054
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		12,510,000	12,945,941
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		6,740,000	6,615,991
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		4,180,000	4,120,473
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		19,655,000	19,643,404
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		16,406,000	16,678,422
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		4,590,000	4,747,942
AmWINS Group Inc 4.875% 6/30/2029 (b)		4,105,000	3,989,299
HUB International Ltd 5.625% 12/1/2029 (b)		16,470,000	16,472,223
HUB International Ltd 7.25% 6/15/2030 (b)		17,925,000	18,732,253
HUB International Ltd 7.375% 1/31/2032 (b)		6,655,000	6,963,316
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		9,115,000	9,468,215
USI Inc/NY 7.5% 1/15/2032 (b)		3,540,000	3,735,262
			134,105,729
TOTAL FINANCIALS			339,776,203

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		2,790,000	2,641,576
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		5,470,000	5,709,313
Hologic Inc 4.625% 2/1/2028 (b)		2,505,000	2,475,677
			10,826,566
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		8,565,000	9,077,761
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		11,430,000	9,771,309
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		8,305,000	7,364,438
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		4,940,000	4,751,629
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		10,425,000	7,708,886
DaVita Inc 3.75% 2/15/2031 (b)		2,075,000	1,887,214
DaVita Inc 4.625% 6/1/2030 (b)		15,850,000	15,186,227
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		3,925,000	3,891,297
HealthEquity Inc 4.5% 10/1/2029 (b)		2,950,000	2,868,234
Molina Healthcare Inc 3.875% 11/15/2030 (b)		6,345,000	5,895,141
Molina Healthcare Inc 3.875% 5/15/2032 (b)		5,560,000	5,060,764
Molina Healthcare Inc 4.375% 6/15/2028 (b)		4,690,000	4,584,103
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,937,474
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	14,176,855
Tenet Healthcare Corp 6.25% 2/1/2027		20,050,000	20,049,228
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,808,909
			126,019,469
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		5,660,000	5,640,885
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 4% 3/15/2031 (b)		6,035,000	5,529,830
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		2,045,000	1,984,343
			7,514,173
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)		29,875,000	30,137,003
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		10,200,000	9,810,074
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		8,890,000	7,715,237
			47,662,314
TOTAL HEALTH CARE			197,663,407

Industrials - 3.2%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029		2,795,000	2,737,622
ATI Inc 5.125% 10/1/2031		2,480,000	2,423,805
ATI Inc 7.25% 8/15/2030		2,745,000	2,876,494
BWX Technologies Inc 4.125% 6/30/2028 (b)		6,400,000	6,243,646
Moog Inc 4.25% 12/15/2027 (b)		2,025,000	1,977,033
TransDigm Inc 4.625% 1/15/2029		9,290,000	9,115,329
TransDigm Inc 6.375% 3/1/2029 (b)		8,150,000	8,361,423
TransDigm Inc 6.375% 5/31/2033 (b)		15,000,000	15,013,597
TransDigm Inc 6.625% 3/1/2032 (b)		2,650,000	2,743,793
TransDigm Inc 6.75% 8/15/2028 (b)		12,760,000	12,999,250
TransDigm Inc 6.875% 12/15/2030 (b)		21,975,000	22,800,991
TransDigm Inc 7.125% 12/1/2031 (b)		5,390,000	5,647,200
Triumph Group Inc 9% 3/15/2028 (b)		3,376,000	3,528,055
			96,468,238
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		6,985,000	7,014,058
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		1,400,000	1,388,942
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		2,780,000	2,843,265
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		3,920,000	4,020,581
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		1,865,000	1,772,898
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,707,807
			14,733,493
Commercial Services & Supplies - 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		3,736,000	3,622,944
Artera Services LLC 8.5% 2/15/2031 (b)		12,380,000	10,309,087
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		20,835,000	19,223,128
Brink's Co/The 4.625% 10/15/2027 (b)		7,200,000	7,154,193
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,350,000	2,407,629
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,649,364
GEO Group Inc/The 10.25% 4/15/2031		6,505,000	7,134,410
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,650,324
GFL Environmental Inc 4% 8/1/2028 (b)		4,200,000	4,073,686
GFL Environmental Inc 4.75% 6/15/2029 (b)		5,705,000	5,628,950
GFL Environmental Inc 6.75% 1/15/2031 (b)		3,980,000	4,164,764
Madison IAQ LLC 4.125% 6/30/2028 (b)		5,345,000	5,192,515
Madison IAQ LLC 5.875% 6/30/2029 (b)		4,265,000	4,195,796
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		38,005,000	36,769,838
Reworld Holding Corp 4.875% 12/1/2029 (b)		9,642,000	9,172,857
Reworld Holding Corp 5% 9/1/2030		8,005,000	7,565,849
Williams Scotsman Inc 7.375% 10/1/2031 (b)		2,735,000	2,878,858
			154,794,192
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/2027		7,490,000	7,512,687
Arcosa Inc 4.375% 4/15/2029 (b)		4,130,000	3,995,129
Pike Corp 5.5% 9/1/2028 (b)		18,325,000	18,313,025
Pike Corp 8.625% 1/31/2031 (b)		6,710,000	7,297,655
			37,118,496
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		5,910,000	5,620,888
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (b)		12,675,000	12,585,532
Uber Technologies Inc 6.25% 1/15/2028 (b)		5,520,000	5,545,580
Uber Technologies Inc 7.5% 9/15/2027 (b)		17,220,000	17,373,298
XPO Inc 6.25% 6/1/2028 (b)		2,790,000	2,831,660
XPO Inc 7.125% 2/1/2032 (b)		4,015,000	4,207,989
			42,544,059
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		4,830,000	4,879,203
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)(e)		8,280,000	8,582,344
Chart Industries Inc 7.5% 1/1/2030 (b)		7,420,000	7,768,191
			21,229,738
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		4,365,000	4,366,266
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		9,260,000	9,456,766
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		8,875,000	9,305,739
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		13,870,000	13,857,832
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/12/2030 pay-in-kind (b)(c)		3,840,831	2,746,194
United Airlines Inc 4.375% 4/15/2026 (b)		14,560,000	14,463,745
United Airlines Inc 4.625% 4/15/2029 (b)		8,725,000	8,469,054
			62,665,596
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		4,545,000	4,271,177
Trading Companies & Distributors - 0.0%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		4,040,000	4,286,493
Foundation Building Materials Inc 6% 3/1/2029 (b)		3,110,000	2,852,523
			7,139,016
TOTAL INDUSTRIALS			453,598,951

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		4,370,000	4,291,917
CPI CG Inc 10% 7/15/2029 (b)		2,595,000	2,734,481
Lightning Power LLC 7.25% 8/15/2032 (b)		5,130,000	5,399,073
TTM Technologies Inc 4% 3/1/2029 (b)		4,540,000	4,337,799
			16,763,270
IT Services - 0.3%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		4,315,000	4,117,681
ASGN Inc 4.625% 5/15/2028 (b)		5,670,000	5,529,808
CoreWeave Inc 9.25% 6/1/2030 (b)		12,025,000	12,293,558
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		6,060,000	5,726,367
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		5,665,000	5,657,278
Sabre GLBL Inc 11.125% 7/15/2030 (b)		13,975,000	14,617,850
			47,942,542
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		6,765,000	6,544,319
Synaptics Inc 4% 6/15/2029 (b)		3,500,000	3,312,236
Wolfspeed Inc 7.9583% 6/23/2030 (b)(h)(p)		3,442,915	3,382,664
			13,239,219
Software - 0.5%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		31,025,000	31,313,936
Elastic NV 4.125% 7/15/2029 (b)		11,340,000	10,835,610
Fair Isaac Corp 4% 6/15/2028 (b)		6,420,000	6,248,387
NCR Voyix Corp 5% 10/1/2028 (b)		3,385,000	3,350,702
PTC Inc 4% 2/15/2028 (b)		3,715,000	3,610,751
UKG Inc 6.875% 2/1/2031 (b)		3,980,000	4,129,549
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		13,730,000	13,859,337
			73,348,272
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		9,200,000	9,844,000
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (b)		5,975,000	6,393,250
			16,237,250
TOTAL INFORMATION TECHNOLOGY			167,530,553

Materials - 1.3%
Chemicals - 0.4%
Ingevity Corp 3.875% 11/1/2028 (b)		6,715,000	6,403,987
LSB Industries Inc 6.25% 10/15/2028 (b)		9,723,000	9,652,166
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		7,070,000	6,723,303
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		3,445,000	3,507,959
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		13,941,000	14,680,291
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		3,770,000	3,673,069
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		6,435,000	6,393,276
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,446,732
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		2,810,000	2,877,490
			59,358,273
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		10,810,000	11,333,818
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		3,025,000	2,858,725
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		6,050,000	5,522,906
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,785,000	2,793,556
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		21,190,000	21,673,641
Crown Cork & Seal Co Inc 7.375% 12/15/2026		16,535,000	17,176,541
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	7,887,375
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		3,720,000	3,713,130
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		3,585,000	3,359,971
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		2,815,000	2,861,143
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		2,815,000	2,856,274
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		2,765,000	2,933,059
			73,636,321
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		7,735,000	7,372,905
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		2,135,000	2,240,657
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		3,285,000	3,505,719
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		4,615,000	4,238,259
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		4,615,000	3,947,623
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		9,035,000	8,713,852
Compass Minerals International Inc 6.75% 12/1/2027 (b)		2,795,000	2,818,319
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		6,615,000	6,472,185
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		2,015,000	1,951,222
			41,260,741
TOTAL MATERIALS			185,589,153

Real Estate - 1.0%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		4,190,000	4,017,659
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		3,390,000	3,175,754
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		841,000	891,496
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		9,350,000	9,163,799
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		5,660,000	5,470,554
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		6,695,000	6,476,455
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		12,650,000	12,572,869
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		7,220,000	7,093,202
			48,861,788
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,736,712
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	8,627,451
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	19,403,910
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		3,890,000	4,071,103
			36,839,176
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		5,515,000	5,603,867
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		2,435,000	2,584,592
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		6,480,000	6,457,226
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		5,610,000	5,685,757
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		3,045,000	2,949,329
			23,280,771
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		14,590,000	14,333,484
Iron Mountain Inc 5% 7/15/2028 (b)		6,370,000	6,319,528
Iron Mountain Inc 5.25% 7/15/2030 (b)		5,915,000	5,834,095
Iron Mountain Inc 5.625% 7/15/2032 (b)		5,915,000	5,867,986
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,570,324
			41,925,417
TOTAL REAL ESTATE			150,907,152

Utilities - 1.1%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		2,795,000	2,508,236
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		4,055,000	4,006,689
NRG Energy Inc 3.375% 2/15/2029 (b)		3,080,000	2,904,297
NRG Energy Inc 3.625% 2/15/2031 (b)		6,110,000	5,623,061
NRG Energy Inc 3.875% 2/15/2032 (b)		582,000	534,462
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,447,892
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	1,912,603
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	5,941,694
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	2,785,154
PG&E Corp 5% 7/1/2028		13,615,000	13,261,725
PG&E Corp 5.25% 7/1/2030		5,150,000	4,906,108
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		11,110,000	10,827,898
Vistra Operations Co LLC 5% 7/31/2027 (b)		13,800,000	13,783,042
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		9,975,000	9,984,516
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		17,455,000	17,466,940
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,470,000	5,813,754
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		2,675,000	2,742,228
			124,450,299
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,306,406
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	10,647,864
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		5,750,000	5,440,058
			32,394,328
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% (b)(i)		8,050,000	189,859
Sunnova Energy Corp 5.875% (b)(i)		1,350,000	27,000
			216,859
TOTAL UTILITIES			157,061,486

TOTAL UNITED STATES			2,786,449,553
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		7,775,000	8,051,168
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		6,235,000	6,606,918

TOTAL ZAMBIA			14,658,086
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,253,741,809)			3,247,985,609

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d) (Cost $1,710,999)	1,711	2,685,964

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(i)(o)	25,130	162
UNITED STATES - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(o)	4,690,000	4,749,899
Energy Transfer LP 6.625% (c)(o)	20,350,000	20,750,524
Energy Transfer LP Series G, 7.125% (c)(o)	13,533,000	13,908,758
Mesquite Energy Inc 7.25% (h)(i)(o)	12,834,000	128,340
		39,537,521
Financials - 0.7%
Banks - 0.6%
Bank of America Corp 5.875% (c)(o)	60,475,000	62,536,316
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0426% (c)(d)(o)	19,100,000	19,537,431
		82,073,747
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(h)(o)	20,631,644	21,175,102
TOTAL FINANCIALS		103,248,849

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(o)	1,105,000	971,119
Edison International 5.375% (c)(o)	14,352,000	13,734,866
		14,705,985
TOTAL UNITED STATES		157,492,355
TOTAL PREFERRED SECURITIES (Cost $165,322,516)		157,492,517

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Fannie Mae 2% 2/1/2052	3,104,903	2,502,662
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,983,175	3,407,799
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	602,066	587,685
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	376,322	333,169
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	149,626	132,540
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,455,680	3,189,250
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	166,549	145,641
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,308,272	1,194,731
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (s)	1,136,440	1,127,199
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (s)	858,818	879,351
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	284,845	290,163
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (q)	3,860,932	3,968,009
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (q)	2,787,390	2,860,339
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (t)	3,244,524	3,347,940
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	257,683	264,588
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (q)(s)	2,003,900	2,103,476
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (s)	616,157	637,773
Freddie Mac Gold Pool 2.5% 11/1/2041	11,800,056	10,485,506
Freddie Mac Gold Pool 2.5% 2/1/2042	2,248,227	1,996,575
Freddie Mac Gold Pool 2.5% 5/1/2041 (r)	4,793,029	4,285,390
Freddie Mac Gold Pool 5.5% 9/1/2052 (q)(s)	5,477,261	5,528,574
Freddie Mac Gold Pool 6% 11/1/2053	169,183	173,611
Freddie Mac Gold Pool 6% 2/1/2055	2,764,834	2,848,425
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	3,230,765	3,366,822
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	3,152,306	3,293,924
Freddie Mac Non Gold Pool 6% 9/1/2053	307,730	315,976
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (q)	3,511,657	3,665,030
Ginnie Mae I Pool 2.5% 12/20/2051	4,312,876	3,635,073
Ginnie Mae I Pool 2.5% 8/20/2051	3,630,829	3,060,215
Ginnie Mae I Pool 2.5% 9/20/2051	3,194,150	2,692,163
Ginnie Mae II Pool 2% 1/20/2051	10,077,570	8,216,489
Ginnie Mae II Pool 2% 3/20/2052	2,851,641	2,325,458
Ginnie Mae II Pool 2% 7/1/2055 (e)	15,600,000	12,709,958
Ginnie Mae II Pool 2% 9/20/2050	1,624,462	1,325,479
Ginnie Mae II Pool 5.5% 12/20/2054	988,137	989,691
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	17,600,000	17,617,484
Ginnie Mae II Pool 5.5% 8/1/2055 (e)	8,600,000	8,601,825
Ginnie Mae II Pool 6% 7/1/2055 (e)	35,600,000	36,098,485
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	16,800,000	13,292,996
Uniform Mortgage Backed Securities 6% 7/1/2055 (e)	33,550,000	34,091,266
TOTAL UNITED STATES		207,588,730
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $205,296,808)		207,588,730

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,193,370
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,472,508

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,779,471)		5,665,878

U.S. Treasury Obligations - 20.7%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/14/2025 (q)	4.29	20,870,000	20,760,157
US Treasury Bills 0% 8/7/2025 (q)	4.26	7,910,000	7,875,444
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	77,934,000	44,930,778
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	90,920,000	55,535,783
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	152,100,049
US Treasury Bonds 3% 2/15/2049	3.00 to 3.10	107,530,000	79,227,769
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,396,129
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	90,116,000	73,564,225
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.66	47,820,000	43,809,471
US Treasury Bonds 4.125% 8/15/2053	4.48 to 4.80	16,039,000	14,326,711
US Treasury Bonds 4.25% 8/15/2054	4.65	15,760,000	14,392,081
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	49,031,000	46,734,587
US Treasury Bonds 4.5% 11/15/2054	4.61 to 4.82	52,880,000	50,392,988
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,474,288
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.80	25,050,000	24,521,602
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	23,951,025
US Treasury Bonds 4.75% 2/15/2037	2.81 to 2.93	8,200,000	8,540,491
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,699,528
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.61 to 2.63	9,444,400	9,138,041
US Treasury Notes 0.375% 1/31/2026	0.47	13,900,000	13,593,901
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	72,767,000	71,388,407
US Treasury Notes 0.625% 7/31/2026	0.77	24,000,000	23,153,437
US Treasury Notes 0.75% 3/31/2026	0.92	36,802,000	35,894,169
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	45,303,779
US Treasury Notes 1.125% 10/31/2026	1.23	17,300,000	16,683,012
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	313,496,207
US Treasury Notes 1.25% 12/31/2026	1.26	33,922,000	32,653,900
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	35,416,476
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,262,516
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.64	40,989,000	39,536,772
US Treasury Notes 1.625% 9/30/2026	1.68	3,093,000	3,007,701
US Treasury Notes 1.875% 2/28/2027	1.71	212,560,000	206,025,440
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,146,094
US Treasury Notes 2.5% 2/28/2026	2.55 to 2.62	38,997,000	38,567,424
US Treasury Notes 2.5% 3/31/2027	2.72	7,200,000	7,046,156
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	88,139
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,868,706
US Treasury Notes 2.75% 5/31/2029	3.03	18,541,000	17,879,028
US Treasury Notes 2.75% 7/31/2027	2.71	5,670,000	5,559,479
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	77,159,745
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	28,431,805
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,389,823
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,852,693
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,920,538
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	20,540,000	20,435,695
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	47,534,070
US Treasury Notes 3.625% 3/31/2028	3.59 to 3.60	34,500,000	34,440,703
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,773,235
US Treasury Notes 3.75% 4/15/2028	3.69	13,570,000	13,586,963
US Treasury Notes 3.75% 5/15/2028	3.86	52,610,000	52,685,843
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,631,812
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	71,020,000	70,356,962
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.82	14,110,000	14,164,015
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	51,100,000	51,308,422
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	30,000,000	30,070,313
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	22,052,000	21,716,051
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	44,930,000	43,864,440
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	61,280,000	61,426,019
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	6,420,000	6,465,391
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,483,953
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,604,009
US Treasury Notes 4% 7/31/2030	4.08	15,390,000	15,524,061
US Treasury Notes 4.125% 10/31/2027	4.24	8,800,000	8,880,437
US Treasury Notes 4.125% 10/31/2031	4.39	21,800,000	22,027,367
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	52,510,000	52,996,128
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	81,250,000	81,640,381
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	28,250,930
US Treasury Notes 4.125% 3/31/2032	4.23	24,070,000	24,283,433
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	15,181,055
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	32,330,621
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	97,240,000	98,497,283
US Treasury Notes 4.25% 11/15/2034	4.31	12,425,000	12,465,770
US Treasury Notes 4.25% 11/30/2026	4.17	38,210,000	38,407,020
US Treasury Notes 4.25% 2/15/2028	4.17	71,440,000	72,402,183
US Treasury Notes 4.25% 2/28/2031	4.26 to 4.36	24,300,000	24,768,914
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	43,536,567
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	33,186,868
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	24,163,000	24,787,840
US Treasury Notes 4.375% 5/15/2034	3.84	4,680,000	4,752,942
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	22,229,050
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.99	39,260,000	39,051,431
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	27,061,951
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,255,036,814)			3,038,506,622

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.32	1,051,504,216	1,051,714,517
Fidelity Securities Lending Cash Central Fund (v)(w)	4.32	7,051,061	7,051,766
TOTAL MONEY MARKET FUNDS (Cost $1,058,730,495)			1,058,766,283

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	28,200,000	600,219
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	18,030,000	671,950
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	12,870,000	496,581
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	16,580,000	609,344
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	22,140,000	835,701

TOTAL PUT SWAPTIONS			3,213,795
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	28,200,000	1,054,472
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	18,030,000	697,597
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	12,870,000	476,699
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	16,580,000	655,740
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	22,140,000	850,084

TOTAL CALL SWAPTIONS			3,734,592
TOTAL PURCHASED SWAPTIONS (Cost $7,566,893)			6,948,387

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $14,902,639,950)	14,833,798,147
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(137,924,303)
NET ASSETS - 100.0%	14,695,873,844

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 7/1/2055	(15,600,000)	(12,709,958)
Ginnie Mae II Pool 5.5% 7/1/2055	(8,600,000)	(8,608,543)
Uniform Mortgage Backed Securities 2% 7/1/2055	(16,800,000)	(13,292,997)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(32,275,000)	(26,756,717)
Uniform Mortgage Backed Securities 6% 7/1/2055	(33,550,000)	(34,091,267)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(95,459,482)

TOTAL TBA SALE COMMITMENTS (Proceeds $94,508,365)		(95,459,482)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	13,100,000	(289,164)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	13,100,000	(484,969)

TOTAL WRITTEN SWAPTIONS			(774,133)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	9,105	Sep 2025	1,020,755,859	23,404,755	23,404,755
CBOT 2 Year US Treasury Note Contracts (United States)	1,146	Sep 2025	238,412,766	1,038,290	1,038,290
CBOT 5 Year US Treasury Note Contracts (United States)	84	Sep 2025	9,157,969	1,201	1,201
CBOT US Treasury Long Bond Contracts (United States)	301	Sep 2025	34,709,063	1,266,647	1,266,647
CBOT US Treasury Ultra Bond Contracts (United States)	3,874	Sep 2025	460,642,813	21,964,999	21,964,999

TOTAL PURCHASED					47,675,892

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	29	Sep 2025	3,448,281	(113,952)	(113,952)
Eurex 30Y Deutschland Contracts (Germany)	49	Sep 2025	6,853,619	124,299	124,299
Eurex Deutschland Contracts (Germany)	86	Sep 2025	13,184,677	92,980	92,980

TOTAL SOLD					103,327

TOTAL FUTURES CONTRACTS					47,779,219
The notional amount of futures purchased as a percentage of Net Assets is 11.9%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	10,024,926	USD	11,787,829	BNP Paribas SA	7/02/25	21,032
EUR	3,642,000	USD	4,275,286	Brown Brothers Harriman & Co.	7/17/25	19,487
EUR	3,431,000	USD	4,026,425	Morgan Stanley	7/17/25	19,530
USD	156,098,224	AUD	239,830,000	JPMorgan Chase Bank NA	7/17/25	(1,795,535)
USD	72,893,996	CAD	99,768,000	JPMorgan Chase Bank NA	7/17/25	(432,908)
USD	46,128,154	CHF	37,732,000	Royal Bank of Canada	7/17/25	(1,524,987)
USD	2,567,258	EUR	2,189,297	Brown Brothers Harriman & Co.	7/01/25	(11,625)
USD	3,389,025	EUR	2,890,910	Morgan Stanley	7/01/25	(16,323)
USD	11,814,856	EUR	10,038,000	BNP Paribas SA	7/17/25	(22,302)
USD	843,172,341	EUR	737,441,000	Morgan Stanley	7/17/25	(26,443,708)
USD	20,118,283	GBP	14,907,000	Barclays Bank PLC	7/17/25	(345,301)
USD	72,346,344	JPY	10,424,826,000	Bank of America NA	7/17/25	(179,577)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(30,712,217)
Unrealized Appreciation						60,049
Unrealized Depreciation						(30,772,266)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2028	205,354,000	(1,536,029)	0	(1,536,029)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2027	79,909,000	(403,924)	0	(403,924)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2029	61,944,000	(635,898)	0	(635,898)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2045	39,572,000	(920,754)	0	(920,754)
TOTAL INTEREST RATE SWAPS							(3,496,605)	0	(3,496,605)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,645,452,208 or 18.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,151,142 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,077,676,600 or 7.3% of net assets.

(o)	Security is perpetual in nature with no stated maturity date.
(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,349,123.
(r)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $585,327.

(s)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,292,503.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $328,086.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/20	11,110,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	954,026,081	1,986,854,389	1,889,165,953	21,283,333	-	-	1,051,714,517	1,051,504,216	2.0%
Fidelity Emerging Markets Debt Central Fund	2,228,069,789	64,095,815	48,789,755	64,095,816	(2,172,619)	43,068,655	2,284,271,885	278,909,876	100.0%
Fidelity Floating Rate Central Fund	724,534,413	249,507,056	11,795,839	33,892,215	(480,573)	(9,502,835)	952,262,222	9,878,239	49.3%
Fidelity Securities Lending Cash Central Fund	4,347,769	391,793,022	389,089,025	5,616	-	-	7,051,766	7,051,061	0.0%
Total	3,910,978,052	2,692,250,282	2,338,840,572	119,276,980	(2,653,192)	33,565,820	4,295,300,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	21,166,376	-	21,166,376	-

Bank Loan Obligations
Communication Services	21,386,159	-	21,255,886	130,273
Consumer Discretionary	107,072,071	-	107,072,071	-
Consumer Staples	2,105,393	-	2,105,393	-
Energy	21,180,356	-	21,180,356	-
Financials	73,709,494	-	73,709,494	-
Health Care	50,873,926	-	50,873,926	-
Industrials	64,739,811	-	64,739,811	-
Information Technology	264,257,419	-	264,257,419	-
Materials	74,420,998	-	74,420,998	-
Utilities	238,761	-	238,761	-

Collateralized Mortgage Obligations	140,893,202	-	140,893,202	-

Commercial Mortgage Securities	453,593,860	-	453,593,860	-

Common Stocks
Communication Services	103,284,958	103,284,958	-	-
Consumer Discretionary	127,243,416	93,500,735	33,271,668	471,013
Consumer Staples	11,433,467	11,410,584	-	22,883
Energy	49,875,295	7,949,011	-	41,926,284
Financials	145,169,718	145,168,130	-	1,588
Health Care	10,210,421	10,191,390	-	19,031
Industrials	193,016,898	193,016,898	-	-
Information Technology	307,533,385	305,431,202	-	2,102,183
Materials	36,155,552	36,147,279	-	8,273
Utilities	81,684,799	81,682,377	-	2,422

Convertible Corporate Bonds
Communication Services	22,004,438	-	22,004,438	-
Consumer Discretionary	3,004,381	-	-	3,004,381
Financials	4,804,240	-	4,804,240	-
Information Technology	12,683,633	-	12,683,633	-

Convertible Preferred Stocks
Financials	56,048,390	-	-	56,048,390

Fixed-Income Funds	3,424,579,239	3,424,579,239	-	-

Foreign Government and Government Agency Obligations	1,223,788,101	-	1,223,788,101	-

Non-Convertible Corporate Bonds
Communication Services	334,544,033	-	334,544,033	-
Consumer Discretionary	405,891,116	-	405,891,116	-
Consumer Staples	150,088,535	-	150,088,535	-
Energy	546,672,498	-	546,672,498	-
Financials	341,529,456	-	341,529,456	-
Health Care	207,666,526	-	207,666,526	-
Industrials	485,603,101	-	485,603,101	-
Information Technology	189,834,279	-	186,451,615	3,382,664
Materials	274,617,089	-	274,617,089	-
Real Estate	150,907,152	-	150,907,152	-
Utilities	160,631,824	-	160,631,824	-

Non-Convertible Preferred Stocks
Energy	2,685,964	-	2,685,964	-

Preferred Securities
Energy	39,537,521	-	39,409,181	128,340
Financials	103,249,011	-	82,073,909	21,175,102
Utilities	14,705,985	-	14,705,985	-

U.S. Government Agency - Mortgage Securities	207,588,730	-	207,588,730	-

U.S. Government Agency Obligations
Utilities	5,665,878	-	5,665,878	-

U.S. Treasury Obligations	3,038,506,622	-	3,038,506,622	-

Money Market Funds	1,058,766,283	1,058,766,283	-	-

Purchased Swaptions	6,948,387	-	6,948,387	-
Total Investments in Securities:	14,833,798,147	5,471,128,086	9,234,247,234	128,422,827
Derivative Instruments:

Assets
Futures Contracts	47,893,171	47,893,171	-	-
Forward Foreign Currency Contracts	60,049	-	60,049	-
Total Assets	47,953,220	47,893,171	60,049	-

Liabilities
Futures Contracts	(113,952)	(113,952)	-	-
Forward Foreign Currency Contracts	(30,772,266)	-	(30,772,266)	-
Swaps	(3,496,605)	-	(3,496,605)	-
Written Swaptions	(774,133)	-	(774,133)	-
Total Liabilities	(35,156,956)	(113,952)	(35,043,004)	-
Total Derivative Instruments:	12,796,264	47,779,219	(34,982,955)	-
Other Financial Instruments:

TBA Sale Commitments	(95,459,482)	-	(95,459,482)	-
Total Other Financial Instruments:	(95,459,482)	-	(95,459,482)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	60,049	(30,772,266)
Total Foreign Exchange Risk	60,049	(30,772,266)
Interest Rate Risk
Futures Contracts (b)	47,893,171	(113,952)
Purchased Swaptions (c)	6,948,387	0
Swaps (d)	0	(3,496,605)
Written Swaptions (e)	0	(774,133)
Total Interest Rate Risk	54,841,558	(4,384,690)
Total Value of Derivatives	54,901,607	(35,156,956)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,656,290) - See accompanying schedule:
Unaffiliated issuers (cost $10,303,172,181)	$10,538,497,757
Fidelity Central Funds (cost $4,599,467,769)	4,295,300,390

Total Investment in Securities (cost $14,902,639,950)		$14,833,798,147
Segregated cash with brokers for derivative instruments		537,880
Cash		12,300,381
Foreign currency held at value (cost $26,567)		27,110
Receivable for investments sold		7,236,909
Receivable for premium on written options		924,205
Receivable for TBA sale commitments		94,508,365
Unrealized appreciation on forward foreign currency contracts		60,049
Receivable for fund shares sold		11,256,917
Dividends receivable		649,792
Interest receivable		102,350,116
Distributions receivable from Fidelity Central Funds		3,259,482
Receivable for daily variation margin on futures contracts		7,374,079
Total assets		15,074,283,432
Liabilities
Payable for investments purchased
Regular delivery	$79,525,316
Delayed delivery	131,069,444
TBA sale commitments, at value	95,459,482
Unrealized depreciation on forward foreign currency contracts	30,772,266
Payable for fund shares redeemed	20,476,454
Distributions payable	4,178,192
Accrued management fee	7,922,556
Distribution and service plan fees payable	588,378
Payable for daily variation margin on centrally cleared swaps	522,053
Written options, at value (premium received $924,205)	774,133
Other payables and accrued expenses	69,548
Collateral on securities loaned	7,051,766
Total liabilities		378,409,588
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$14,695,873,844
Net Assets consist of:
Paid in capital		$15,292,632,074
Total accumulated earnings (loss)		(596,758,230)
Net Assets		$14,695,873,844

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,614,065,318 ÷ 138,026,569 shares)(a)		$11.69
Maximum offering price per share (100/96.00 of $11.69)		$12.18
Class M :
Net Asset Value and redemption price per share ($617,852,557 ÷ 52,864,366 shares)(a)		$11.69
Maximum offering price per share (100/96.00 of $11.69)		$12.18
Class C :
Net Asset Value and offering price per share ($154,584,316 ÷ 13,257,097 shares)(a)		$11.66
Fidelity Strategic Income Fund :
Net Asset Value, offering price and redemption price per share ($5,482,958,461 ÷ 462,125,676 shares)		$11.86
Class I :
Net Asset Value, offering price and redemption price per share ($5,256,230,587 ÷ 442,973,234 shares)		$11.87
Class Z :
Net Asset Value, offering price and redemption price per share ($1,570,182,605 ÷ 132,265,832 shares)		$11.87
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$11,909,406
Interest		223,566,342
Income from Fidelity Central Funds (including $5,616 from security lending)		119,276,980
Total income		354,752,728
Expenses
Management fee	$47,263,900
Distribution and service plan fees	3,561,020
Custodian fees and expenses	23,309
Independent trustees' fees and expenses	18,484
Registration fees	229,898
Audit fees	90,773
Legal	25,106
Miscellaneous	91,244
Total expenses before reductions	51,303,734
Expense reductions	(36,180)
Total expenses after reductions		51,267,554
Net Investment income (loss)		303,485,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,266,116)
Fidelity Central Funds	(2,653,192)
Forward foreign currency contracts	(75,188,087)
Foreign currency transactions	184,335
Futures contracts	138,916
Swaps	2,822,077
Total net realized gain (loss)		(95,962,067)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	376,655,009
Fidelity Central Funds	33,565,820
Forward foreign currency contracts	(57,443,444)
Assets and liabilities in foreign currencies	1,364,879
Futures contracts	63,769,613
Swaps	(6,810,913)
Written options	150,072
TBA sale commitments	(6,477,545)
Total change in net unrealized appreciation (depreciation)		404,773,491
Net gain (loss)		308,811,424
Net increase (decrease) in net assets resulting from operations		$612,296,598
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$303,485,174	$618,030,519
Net realized gain (loss)	(95,962,067)	56,683,525
Change in net unrealized appreciation (depreciation)	404,773,491	115,443,195
Net increase (decrease) in net assets resulting from operations	612,296,598	790,157,239
Distributions to shareholders	(279,141,770)	(571,080,365)

Share transactions - net increase (decrease)	12,717,609	839,204,523
Total increase (decrease) in net assets	345,872,437	1,058,281,397

Net Assets
Beginning of period	14,350,001,407	13,291,720,010
End of period	$14,695,873,844	$14,350,001,407

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.43	$11.24	$10.73	$12.51	$12.61	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.228	.486	.456	.359	.303	.367
Net realized and unrealized gain (loss)	.241	.151	.507	(1.764)	.143	.497
Total from investment operations	.469	.637	.963	(1.405)	.446	.864
Distributions from net investment income	(.209)	(.447)	(.453)	(.361)	(.305)	(.386)
Distributions from net realized gain	-	-	-	(.014)	(.241)	(.158)
Total distributions	(.209)	(.447)	(.453)	(.375)	(.546)	(.544)
Net asset value, end of period	$11.69	$11.43	$11.24	$10.73	$12.51	$12.61
Total Return C,D,E	4.14%	5.76%	9.19%	(11.29)%	3.58%	7.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94% H	.94%	.97%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.94 % H	.94%	.97%	.97%	.96%	.97%
Expenses net of all reductions, if any	.94% H	.94%	.97%	.97%	.96%	.97%
Net investment income (loss)	4.01% H	4.28%	4.19%	3.18%	2.39%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,614,065	$1,626,003	$1,618,639	$1,636,956	$2,072,285	$1,903,581
Portfolio turnover rate I	85 % H	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$11.23	$10.72	$12.51	$12.61	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.228	.486	.457	.360	.304	.368
Net realized and unrealized gain (loss)	.251	.151	.507	(1.774)	.142	.506
Total from investment operations	.479	.637	.964	(1.414)	.446	.874
Distributions from net investment income	(.209)	(.447)	(.454)	(.362)	(.305)	(.386)
Distributions from net realized gain	-	-	-	(.014)	(.241)	(.158)
Total distributions	(.209)	(.447)	(.454)	(.376)	(.546)	(.544)
Net asset value, end of period	$11.69	$11.42	$11.23	$10.72	$12.51	$12.61
Total Return C,D,E	4.23%	5.77%	9.20%	(11.37)%	3.59%	7.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.94%	.97%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.95 % H	.94%	.96%	.97%	.96%	.96%
Expenses net of all reductions, if any	.94% H	.94%	.96%	.97%	.96%	.96%
Net investment income (loss)	4.01% H	4.28%	4.20%	3.19%	2.39%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$617,853	$609,111	$616,232	$629,724	$796,701	$792,143
Portfolio turnover rate I	85 % H	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$11.21	$10.70	$12.48	$12.58	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.185	.400	.373	.275	.208	.276
Net realized and unrealized gain (loss)	.250	.141	.507	(1.765)	.142	.496
Total from investment operations	.435	.541	.880	(1.490)	.350	.772
Distributions from net investment income	(.165)	(.361)	(.370)	(.276)	(.209)	(.294)
Distributions from net realized gain	-	-	-	(.014)	(.241)	(.158)
Total distributions	(.165)	(.361)	(.370)	(.290)	(.450)	(.452)
Net asset value, end of period	$11.66	$11.39	$11.21	$10.70	$12.48	$12.58
Total Return C,D,E	3.85%	4.89%	8.39%	(11.99)%	2.81%	6.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.70% H	1.69%	1.73%	1.73%	1.72%	1.72%
Expenses net of fee waivers, if any	1.70 % H	1.69%	1.73%	1.73%	1.72%	1.72%
Expenses net of all reductions, if any	1.70% H	1.69%	1.73%	1.73%	1.72%	1.72%
Net investment income (loss)	3.26% H	3.53%	3.43%	2.43%	1.64%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$154,584	$165,257	$184,200	$222,216	$353,988	$572,280
Portfolio turnover rate I	85 % H	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.40	$10.88	$12.70	$12.79	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.248	.527	.495	.399	.346	.410
Net realized and unrealized gain (loss)	.251	.150	.517	(1.805)	.153	.504
Total from investment operations	.499	.677	1.012	(1.406)	.499	.914
Distributions from net investment income	(.229)	(.487)	(.492)	(.400)	(.348)	(.426)
Distributions from net realized gain	-	-	-	(.014)	(.241)	(.158)
Total distributions	(.229)	(.487)	(.492)	(.414)	(.589)	(.584)
Net asset value, end of period	$11.86	$11.59	$11.40	$10.88	$12.70	$12.79
Total Return C,D	4.35%	6.05%	9.54%	(11.14)%	3.96%	7.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.65%	.68%	.68%	.66%	.67%
Expenses net of fee waivers, if any	.65 % G	.65%	.67%	.68%	.66%	.67%
Expenses net of all reductions, if any	.65% G	.65%	.67%	.68%	.66%	.67%
Net investment income (loss)	4.30% G	4.57%	4.49%	3.48%	2.69%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$5,482,958	$5,437,824	$5,417,185	$5,456,882	$7,244,948	$6,822,541
Portfolio turnover rate H	85 % G	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.40	$10.88	$12.70	$12.79	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.246	.522	.490	.394	.340	.404
Net realized and unrealized gain (loss)	.260	.150	.518	(1.805)	.153	.505
Total from investment operations	.506	.672	1.008	(1.411)	.493	.909
Distributions from net investment income	(.226)	(.482)	(.488)	(.395)	(.342)	(.421)
Distributions from net realized gain	-	-	-	(.014)	(.241)	(.158)
Total distributions	(.226)	(.482)	(.488)	(.409)	(.583)	(.579)
Net asset value, end of period	$11.87	$11.59	$11.40	$10.88	$12.70	$12.79
Total Return C,D	4.42%	6.00%	9.49%	(11.18)%	3.91%	7.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69% G	.70%	.72%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.69 % G	.70%	.72%	.72%	.71%	.71%
Expenses net of all reductions, if any	.69% G	.69%	.72%	.72%	.71%	.71%
Net investment income (loss)	4.26% G	4.53%	4.44%	3.44%	2.64%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$5,256,231	$5,020,032	$4,401,374	$3,986,403	$5,460,460	$4,889,531
Portfolio turnover rate H	85 % G	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$11.41	$10.89	$12.70	$12.80	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.251	.533	.502	.405	.352	.417
Net realized and unrealized gain (loss)	.251	.151	.517	(1.794)	.143	.504
Total from investment operations	.502	.684	1.019	(1.389)	.495	.921
Distributions from net investment income	(.232)	(.494)	(.499)	(.407)	(.354)	(.433)
Distributions from net realized gain	-	-	-	(.014)	(.241)	(.158)
Total distributions	(.232)	(.494)	(.499)	(.421)	(.595)	(.591)
Net asset value, end of period	$11.87	$11.60	$11.41	$10.89	$12.70	$12.80
Total Return C,D	4.38%	6.11%	9.60%	(11.00)%	3.92%	7.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59% G	.60%	.62%	.62%	.61%	.61%
Expenses net of fee waivers, if any	.59 % G	.60%	.61%	.62%	.61%	.61%
Expenses net of all reductions, if any	.59% G	.60%	.61%	.62%	.61%	.61%
Net investment income (loss)	4.36% G	4.62%	4.55%	3.54%	2.74%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,570,183	$1,491,775	$1,054,090	$901,928	$1,058,105	$662,276
Portfolio turnover rate H	85 % G	76%	72%	69%	94%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaim income is included in the Statement of Operations as dividends or interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swap agreements, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$776,078,847
Gross unrealized depreciation	(815,437,541)
Net unrealized appreciation (depreciation)	$(39,358,694)
Tax cost	$14,892,447,793

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(252,136,901)
Long-term	(257,993,457)
Total capital loss carryforward	$(510,130,358)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund	Wolfspeed New 2L Convertible Notes	8,187,982	-

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(75,188,087)	(57,443,444)
Total Foreign Exchange Risk	(75,188,087)	(57,443,444)
Interest Rate Risk
Futures Contracts	138,916	63,769,613
Purchased Options	(205,705)	(632,599)
Written Options	-	150,072
Swaps	2,822,077	(6,810,913)
Total Interest Rate Risk	2,755,288	56,476,173
Totals	(72,432,799)	(967,271)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Advisor Strategic Income Fund	1,449,172,466

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Strategic Income Fund	1,783,249,033

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	4,406,315,881	3,930,850,335

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.
Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,004,742	63,198
Class M	- %	.25%	759,743	11,289
Class C	.75%	.25%	796,535	132,045
			3,561,020	206,532

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	38,976
Class M	6,924
Class C A	1,216
47,116

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	2,029

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	1,581,648	1,031,542	210,273

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	2,063
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Strategic Income Fund	11,418
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Strategic Income Fund	580	1	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $36,180.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$29,201,807	$63,918,315
Class M	11,065,317	24,071,063
Class C	2,303,776	5,553,945
Fidelity Strategic Income Fund	106,477,700	226,979,783
Class I	99,082,451	199,054,622
Class Z	31,010,719	51,502,637
Total	$279,141,770	$571,080,365
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	7,207,048	19,392,330	$82,607,328	$220,557,283
Reinvestment of distributions	2,428,913	5,378,348	27,958,157	61,115,608
Shares redeemed	(13,922,690)	(26,496,397)	(159,484,485)	(300,987,914)
Net increase (decrease)	(4,286,729)	(1,725,719)	$(48,919,000)	$(19,315,023)
Class M
Shares sold	2,833,208	5,721,712	$32,491,042	$64,984,128
Reinvestment of distributions	944,432	2,077,010	10,866,057	23,589,475
Shares redeemed	(4,253,879)	(9,325,181)	(48,674,557)	(105,699,419)
Net increase (decrease)	(476,239)	(1,526,459)	$(5,317,458)	$(17,125,816)
Class C
Shares sold	1,315,732	3,137,695	$15,019,302	$35,608,141
Reinvestment of distributions	196,575	477,856	2,256,530	5,412,387
Shares redeemed	(2,760,509)	(5,548,678)	(31,528,004)	(62,838,975)
Net increase (decrease)	(1,248,202)	(1,933,127)	$(14,252,172)	$(21,818,447)
Fidelity Strategic Income Fund
Shares sold	33,402,480	73,864,824	$388,809,300	$853,039,264
Reinvestment of distributions	7,964,871	17,259,649	93,019,162	198,988,640
Shares redeemed	(48,331,162)	(97,166,327)	(561,323,165)	(1,117,791,690)
Net increase (decrease)	(6,963,811)	(6,041,854)	$(79,494,703)	$(65,763,786)
Class I
Shares sold	64,309,462	143,105,380	$747,730,159	$1,649,388,100
Reinvestment of distributions	8,094,689	16,482,079	94,554,250	190,109,038
Shares redeemed	(62,436,202)	(112,582,442)	(724,712,457)	(1,298,796,466)
Net increase (decrease)	9,967,949	47,005,017	$117,571,952	$540,700,672
Class Z
Shares sold	24,088,828	56,845,335	$280,461,937	$660,287,025
Reinvestment of distributions	2,171,602	3,568,072	25,374,859	41,222,453
Shares redeemed	(22,607,475)	(24,201,249)	(262,707,806)	(278,982,555)
Net increase (decrease)	3,652,955	36,212,158	$43,128,990	$422,526,923
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705747.127
SI-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025